Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Detailed Information About Borrowings [Abstract]
Summary of Transactions of Long Term Debt

The transactions during the six months ended June 30, 2020 were as follows:

2020
Balance at January 1	$8,834
Stated and accreted interest	619
Repayment of principal	(165)
Repayment of stated interest	(503)
Balance at June 30	$8,785

Summary of Gain (Loss) on Extinguishment of Liabilities

Loss on extinguishment of liabilities due to April 23, 2019 loan modification
Comprising the following elements:
Debt to equity conversion	$87,379
Expensing of financing fees on loan extinguishment	653
Extinguishment of previous loan	(4,667)
Recognition of modified loan	8,521
Expensing of increase in the fair value of the warrants	408
Loss on extinguishment of liabilities due to April 23, 2019 loan modification	$92,294
Loss on extinguishment of liabilities to suppliers	80
Loss on extinguishments of liabilities	$92,374